Summary of Accounting Policies - Additional Information (Details)		6 Months Ended
	Feb. 18, 2025	Jun. 30, 2026
Significant Accounting Policies [Line Items]
ADS to ordinary share ratio	0.05
Same accounting policies and methods of computation followed in interim financial statements		true
Compliance with IFRSs if applied for interim financial report		true